REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenues, net	$ 2,141,174	$ 2,050,909	$ 4,130,341	$ 4,021,140
Retail
Disaggregation of Revenue [Line Items]
Total revenues, net	1,285,780	1,178,514	2,457,163	2,360,520
Wholesale
Disaggregation of Revenue [Line Items]
Total revenues, net	638,108	679,758	1,255,395	1,288,652
Food service
Disaggregation of Revenue [Line Items]
Total revenues, net	132,345	116,512	240,204	216,165
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenues, net	46,481	49,994	93,656	95,172
Other
Disaggregation of Revenue [Line Items]
Total revenues, net	15,043	2,950	29,915	5,166
Revenue from sales to equity method investees
Disaggregation of Revenue [Line Items]
Total revenues, net	23,417	23,181	54,008	55,465
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenues, net	1,317,350	1,243,118	2,516,111	2,489,055
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenues, net	725,859	713,209	1,417,581	1,354,648
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenues, net	33,941	30,507	65,239	60,158
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenues, net	46,481	49,994	93,656	95,172
Other
Disaggregation of Revenue [Line Items]
Total revenues, net	$ 17,543	$ 14,081	$ 37,754	$ 22,107